Summary of Significant Accounting Policies (Acquisitions) (Details) - $ / shares shares in Millions	Sep. 24, 2018	Mar. 11, 2019
Elanco Animal Health Incorporated
Business Acquisition [Line Items]
Percentage of stock sold (in percentage)	19.80%
IPO | Elanco Animal Health Incorporated
Business Acquisition [Line Items]
Initial public offering (in shares)	72.3
Sale of stock, price per share (usd per share)	$ 24
Elanco Animal Health Incorporated | Discontinued Operations, Disposed of by Sale
Business Acquisition [Line Items]
Noncontrolling interest, ownership percentage by parent		80.20%